Cover	Jan. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2025
Entity File Number	000-56555
Entity Registrant Name	Polomar Health Services, Inc.
Entity Central Index Key	0001265521
Entity Tax Identification Number	86-1006313
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10940 Wilshire Boulevard
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	212
Local Phone Number	245-3413
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false